Accounts payable (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Detailed Information about Accounts Payable

	2018		2017		2016
	Noncurrent	Current	Noncurrent	Current	Noncurrent		Current
Trade payable and related parties(1)	2,227	81,450	168	44,520	2,145	(2)	40,667	(2)
Guarantee deposits	19	492	17	441	13		482
Payables with partners of JO	1,127	324	—	122	—		9
Miscellaneous	—	1,959	—	828	29		423

	3,373	84,225	185	45,911	2,187		41,581

(1)	For more information about related parties, see Note 31.
(2)	Includes debt with Petrobras Energía Argentina S.A. See Note 3.